Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

16. Segment Information

Prior to 2013, the Company operated three principal business segments — advertising, MVAS and other non-advertising. Information provided to the Company’s chief operating decision makers (“CODM”), the Company’s Chief Executive Officer was at the gross margin level. Starting in the fourth quarter of 2013, the Company’s CODM began to review the operating performance of Weibo, which previously was separately presented in the advertising and other non-advertising segments.

To better reflect management’s perspective and match the segment presentation with recent business developments, the Company reformatted its segment information for prior periods. Accordingly, Portal advertising includes previous advertising business excluding Weibo’s advertising and marketing services, and Others includes MVAS and other non-advertising and excludes Weibo’s non-advertising services.  Portal advertising and Others operating performance measurement was provided to the Company’s CODM at the gross margin level and the combined results were presented at the net income (loss) level. Weibo’s operating performance measurement was provided to the Company’s CODM at the net income (loss) level.

The Company currently does not allocate operating costs nor assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. The Company currently does not allocate other long-lived assets to the geographic operations, except for property and equipment.

The following tables present summary information by segment:

For the Year Ended December 31, 2013:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
		(In thousands, except percentages)
Net revenues	$378,068	$98,725	$476,793	$188,313	$665,106
Costs of revenues	161,385	49,788	211,173	59,891	271,064
Gross margin	57%	50%	56%	68%	59%
Operating expenses:
Sales and marketing			$97,342	$63,069	$160,411
Product development			45,592	100,740	146,332
General and administrative			42,210	22,517	64,727
Total operating expenses			185,144	186,326	371,470
Income (loss) from operations			80,476	(57,904)	22,572
Interest and other income, net			21,676	(2,884)	18,792
Change in fair value of investor option liability			—	21,064	21,064
Income (loss) from equity method investment, net			10,761	(1,236)	9,525
Realized gain (loss) on long-term investments			(10,503)	3,116	(7,387)
Investment impairment			(6,134)	—	(6,134)
Income (loss) before income tax expenses			96,276	(37,844)	58,432
Income tax expense			(14,331)	(271)	(14,602)
Net income (loss)			$81,945	$(38,115)	$43,830

For the Year Ended December 31, 2012(restated):

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$363,198	$100,202	$463,400	$65,929	$529,329
Costs of revenues	154,526	46,977	201,503	46,429	247,932
Gross margin	57%	53%	57%	30%	53%
Operating expenses:
Sales and marketing			$101,962	$40,380	$142,342
Product development			37,020	71,186	108,206
General and administrative			33,619	5,778	39,397
Total operating expenses			172,601	117,344	289,945
Income (loss) from operations			89,296	(97,844)	(8,548)
Interest and other income, net			21,651	(4,853)	16,798
Loss from equity method investment, net			(9,390)	(1,340)	(10,730)
Realized gain on long-term investments			55,563	—	55,563
Investment impairment			(18,498)	—	(18,498)
Income (loss) before income tax expenses			138,622	(104,037)	34,585
Income tax benefit (expense )			(4,281)	1,551	(2,730)
Net income (loss)			$134,341	$(102,486)	$31,855

For the Year Ended December 31, 2011(restated):

	Portal advertising	Others	Portal advertising &Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$368,805	$114,024	$482,829	$—	$482,829
Costs of revenues	127,931	57,890	185,821	29,527	215,348
Gross margin	65%	49%	62%	—	55%
Operating expenses:
Sales and marketing			$90,819	$45,048	$135,867
Product development			29,343	36,921	66,264
General and administrative			26,140	3,981	30,121
Goodwill impairment			68,891	—	68,891
Total operating expenses			215,193	85,950	301,143
Income (loss) from operations			81,815	(115,477)	(33,662)
Interest and other income, net			18,077	(1,750)	16,327
Income (loss) from equity method investment, net			1,889	(423)	1,466
Investment impairment			(281,548)	—	(281,548)
Income (loss) before income tax expenses			(179,767)	(117,650)	(297,417)
Income tax expense			(5,001)	—	(5,001)
Net loss			$(184,768)	$(117,650)	$(302,418)

The following is a summary of the Company’s geographic operations:

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2013:
Net revenues	$660,695	$4,411	$665,106
Long-lived assets	$75,691	$5,229	$80,920
Year ended and as of December 31, 2012:
Net revenues	$525,678	$3,651	$529,329
Long-lived assets	$76,195	$445	$76,640
Year ended and as of December 31, 2011:
Net revenues	$479,341	$3,488	$482,829
Long-lived assets	$74,112	$399	$74,511

Revenues are attributed to the countries in which the invoices are issued.